SHARES TO BE ISSUED (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended
	Dec. 28, 2023	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Jul. 31, 2024	Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Advance on offering current							$ 50,000	$ 0
Value of obligated shares issued		$ 3,010,000
Shares to be issued							$ 50,000
Series B Preferred Stock [Member]
Payment of preferred stock		$ 1,568,895	1,568,895
Michaelson Capital [Member] | Subsequent Event [Member]
Payable forbearance fee				$ 457,089	$ 10,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member]
Forbearance fee						$ 100,000
Payable forbearance fee						100,000
Value of obligated shares issued			$ 50,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Subsequent Event [Member]
Forbearance fee						100,000
Payable forbearance fee						100,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Series B Preferred Stock [Member]
Payable forbearance fee						50,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Payable forbearance fee						50,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Cash [Member]
Payable forbearance fee						50,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Cash [Member] | Subsequent Event [Member]
Payable forbearance fee						$ 50,000
Michaelson Capital [Member] | Forbearance Agreement [Member]
Payment of preferred stock	$ 50,000